Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation, Principles of Consolidation and Use of Estimates

The unaudited interim condensed consolidated financial statements of the Company included herein have been prepared, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted from this report, as is permitted by such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the financial statements as of and for the year ended
December 31, 2018
and notes thereto, included in the Company’s Annual Report on Form
10
-K, as filed with the SEC on
March 13, 2019.

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited financial statements. In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all adjustments which are necessary to fairly present the Company’s financial position as of
September 30, 2019,
the results of its operations for the
three
and
nine
months ended
September 30, 2019
and
2018,
results of changes in stockholders equity for the
nine
months ended
September 30, 2019
and
2018,
and its cash flows for the
nine
months ended
September 30, 2019
and
2018.
Such adjustments are of a normal and recurring nature. The results for the three
and
nine
months ended
September 30, 2019
are
not
necessarily indicative of the results for the year ending
December 31, 2019,
or for any future period.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. These condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not
limited to, estimates related to stock-based compensation expense, clinical trial accruals and reported amounts of revenues and expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may
differ from those estimates or assumptions.

Basis of Presentation, Principles of Consolidation and Use of Estimates

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not
limited to, estimates related to stock-based compensation expense, clinical trial accruals and reported amounts of expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may
differ from those estimates or assumptions.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, available-for-sale investments, accounts payable, and accrued liabilities. The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. FASB ASC Topic
820,
Fair Value Measurement and Disclosures
, established a hierarchy of inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the financial instrument and are developed based on the best information available under the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported or disclosed fair value of the financial instruments and is not
a measure of the investment credit quality. Fair value measurements are classified and disclosed in one
of the following
three
categories:

Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level
3.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Financial instruments measured at fair value on a recurring basis include cash equivalents and available-for-sale investments. There have been no
changes to the valuation methods utilized by the Company during the three
and
nine
months ended
September 30, 2019
and
2018.
The Company evaluates transfers between levels at the end of each reporting period. There were no
transfers of financial instruments between levels during the three
and
nine
months ended
September 30, 2019
and
2018.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company and the Company's chief operating decision maker view the Company's operations and manage its business in one
operating segment, which is the business of developing and commercializing vonapanitase for the treatment of renal and vascular disease. Currently, the Company operates in only one
geographic segment.

Derivatives, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, available-for-sale investments, forward foreign currency contracts (see Note
3
), accounts payable, and accrued liabilities. The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. FASB ASC Topic
820,
Fair Value Measurement and Disclosures
, established a hierarchy of inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the financial instrument and are developed based on the best information available under the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported or disclosed fair value of the financial instruments and is not
a measure of the investment credit quality. Fair value measurements are classified and disclosed in one
of the following
three
categories:

Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Valuations based on quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3—Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level
3.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Financial instruments measured at fair value on a recurring basis include cash equivalents, available-for-sale investments and forward foreign currency contracts (see Note
3
). There have been
no
changes to the valuation methods utilized by the Company during the years ended
December 31, 2018
and
2017.
The Company evaluates transfers between levels at the end of each reporting period. There were no
transfers of financial instruments between levels during the years ended
December 31, 2018
and
2017.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In
May 2014,
the FASB issued ASU
2014
-
09,
Revenue from Contracts with Customers (“ASU
2014
-
09”
), a new standard on revenue recognition providing a single, comprehensive revenue recognition model for all contracts with customers. The new revenue standard is based on the principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard was effective beginning
January 1, 2018,
with early adoption permitted. The Company adopted ASU
2017
-
09
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the consolidated financial statements.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
): Amendments to FASB Codification (“ASU
2016
-
02”
), which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. At the lease commencement date, the lessee must recognize a lease liability and right-of-use asset, which is initially measured at the present value of future lease payments. The Company adopted ASU
2016
-
01
at
January 1, 2019
using the optional transition method that allows for a cumulative-effect adjustment in the period of adoption and will not
restate prior periods. It has have also elected to adopt the package of practical expedients permitted in Accounting Standards Codification Topic
842,
or ASC
842.
Accordingly, it is continuing to account for its existing operating lease as an operating lease under the new guidance, without reassessing whether the contract contains a lease under ASC
842
or whether classification of the operating leases would be different under ASC Topic
842,
and to treat lease and non-lease components as a single lease component. The Company’s sole lease at the adoption date was an operating lease for facilities and did not
include any non-lease components.

As a result of the adoption of ASU
2016
-
02,
on
January 1, 2019,
the Company recognized (a) a lease liability of approximately
$0.2
million, which represents the present value of its remaining lease payments using an estimated incremental borrowing rate of
8%,
(b) a right-of-use asset of approximately
$0.2
million that will be expensed as operating lease expense over the term of the lease. Due to the adoption of the standard using the retrospective cumulative-effect adjustment method, there are no
changes to previously reported results prior to
January 1, 2019.
Lease expense is
not
expected to change materially as a result of the adoption of ASU
2016
-
02.

In
August 2016,
the FASB issued ASU
2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments (“ASU
2016
-
15”
), which provides clarification regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update addresses eight
specific cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for annual and interim periods beginning after
December 15, 2017,
which required the Company to adopt these provisions in the
first
quarter of fiscal
2018
using a retrospective approach. The Company adopted ASU
2016
-
15
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the condensed consolidated financial statements.

In
November 2016,
the FASB issued ASU
2016
-
18,
Statement of Cash Flows, Restricted Cash requiring restricted cash and restricted cash equivalents to be included with cash and cash equivalents on the statement of cash flows when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance is effective for interim and annual periods beginning after
December 15, 2017,
with early adoption permitted. The Company adopted this standard during the first
quarter of
2018.
Restricted cash is now included as a component of cash, cash equivalents, and restricted cash on the Company’s unaudited condensed consolidated statement of cash flows. Restricted cash is recorded within other non-current assets in the accompanying unaudited condensed consolidated balance sheets. The Company adopted ASU
2016
-
18
during the quarter ended
March 31, 2018.
The inclusion of restricted cash increased the beginning balances of the unaudited consolidated statement of cash flows by
$22,000
and the ending balances by
$22,000
for both the
nine
months ended
September 30, 2019
and
2018.

In
May 2017,
the FASB issued ASU
No.
2017
-
09,
Compensation - Stock Compensation (Topic
718
): Scope of Modification Accounting (“ASU
2017
-
09”
), which clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. The new guidance will reduce diversity in practice and result in fewer changes to the terms of an award being accounted for as modifications. Under ASU
2017
-
09,
an entity will
not
apply modification accounting to a share-based payment award if the award’s fair value, vesting conditions and classification as an equity or liability instrument are the same immediately before and after the change. ASU
2017
-
09
will be applied prospectively to awards modified on or after the adoption date. The guidance is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017.
The Company adopted ASU
2017
-
09
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the condensed consolidated financial statements.

In
June 2018,
the FASB issued ASU
No.
2018
-
07,
Compensation - Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting (“ASU
2018
-
07”
). ASU
2018
-
07
aims to simplify the accounting for share-based payments to nonemployees by aligning it to the accounting for share based payments to employees including determining the fair value of the award on the date of grant and recognizing the stock-based compensation expense as of the respective vesting date. The new standard also requires companies to elect to either measure the awards to nonemployees over an estimated expected term or contractual term as well as elect to estimate forfeitures or account for forfeitures as incurred. ASU
2018
-
07
is effective for fiscal years and interim periods within those fiscal years beginning after
December 15, 2018.
The guidance will be effective for the Company on
January 1, 2019.
The Company adopted ASU
2018
-
07
during the quarter ended
March 31, 2019.
The adoption did
not
have an impact on the condensed consolidated financial statements as all outstanding non-employee share-based awards had vested prior to
March 31, 2018.

Recent Accounting Pronouncements

In
May 2014,
the FASB issued ASU
2014
-
09,
Revenue from Contracts with Customers
(“ASU
2014
-
09”
), a new standard on revenue recognition providing a single, comprehensive revenue recognition model for all contracts with customers. The new revenue standard is based on the principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard was effective beginning
January 1, 2018,
with early adoption permitted. The Company adopted ASU
2017
-
09
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the consolidated financial statements.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
): Amendments to FASB Codification (“ASU
2016
-
02”
), which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. At the lease commencement date, the lessee must recognize a lease liability and right-of-use asset, which is initially measured at the present value of future lease payments. The Company will adopt this ASU and related amendments on
January 1, 2019
and expects to elect certain practical expedients permitted under the transition guidance. Additionally, we will elect the optional transition method that allows for a cumulative-effect adjustment in the period of adoption and will not
restate prior periods. The Company is substantially complete in assessing the transitional impact from adopting the standard. The Company currently estimates that the adoption of the new lease standard will have an immaterial impact on the consolidated financial statements.

In
August 2016,
the FASB issued ASU
2016
-
15,
Statement of Cash Flows (Topic
230
): Classification of Certain Cash Receipts and Cash Payments
(“ASU
2016
-
15”
), which provides clarification regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update addresses eight
specific cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for annual and interim periods beginning after
December 15, 2017,
which required the Company to adopt these provisions in the
first
quarter of fiscal
2018
using a retrospective approach. The Company adopted ASU
2016
-
15
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the consolidated financial statements.

In
November 2016,
the FASB issued ASU
2016
-
18,
Statement of Cash Flows, Restricted Cash
requiring restricted cash and restricted cash equivalents to be included with cash and cash equivalents on the statement of cash flows when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance is effective for interim and annual periods beginning after
December 15, 2017,
with early adoption permitted. The Company adopted this standard during the first
quarter of
2018.
Restricted cash is now included as a component of cash, cash equivalents, and restricted cash on the Company’s unaudited condensed consolidated statement of cash flows. Restricted cash is recorded within other non-current assets in the accompanying unaudited condensed consolidated balance sheets. The Company adopted ASU
2016
-
18
during the quarter ended
March 31, 2018.
The inclusion of restricted cash increased the beginning balances of the unaudited consolidated statement of cash flows by
$22,000
and
$14,000
for the years ended
December 31, 2018
and
2017,
respectively. The ending balances were increased by
$22,000
for both the years ended
December 31, 2018
and
2017.

In
May 2017,
the FASB issued ASU
No.
2017
-
09,

Compensation - Stock Compensation (Topic
718
): Scope of Modification Accounting
(“ASU
2017
-
09”
), which clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. The new guidance will reduce diversity in practice and result in fewer changes to the terms of an award being accounted for as modifications. Under ASU
2017
-
09,
an entity will
not
apply modification accounting to a share-based payment award if the award’s fair value, vesting conditions and classification as an equity or liability instrument are the same immediately before and after the change. ASU
2017
-
09
will be applied prospectively to awards modified on or after the adoption date. The guidance is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017.
The Company adopted ASU
2017
-
09
during the quarter ended
March 31, 2018.
The adoption did
not
have a material impact on the consolidated financial statements.

In
June 2018,
the FASB issued ASU
No.
2018
-
07,
Compensation - Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting (“ASU
2018
-
07”
). ASU
2018
-
07
aims to simplify the accounting for share-based payments to nonemployees by aligning it to the accounting for share based payments to employees including determining the fair value of the award on the date of grant and recognizing the stock-based compensation expense as of the respective vesting date. The new standard also requires companies to elect to either measure the awards to nonemployees over an estimated expected term or contractual term as well as elect to estimate forfeitures or account for forfeitures as incurred. ASU
2018
-
07
is effective for fiscal years and interim periods within those fiscal years beginning after
December 15, 2018.
The guidance will be effective for the Company on
January 1, 2019.
The Company is currently evaluating the impact of the new guidance on its condensed consolidated financial statements.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of
90
days or less from the purchase date to be cash equivalents. Cash and cash equivalents are held in depository and money market accounts and are reported at fair value.

Investment, Policy [Policy Text Block]
Short-Term Investments

The Company classifies its investments as available-for-sale and records such assets at estimated fair value in the consolidated balance sheets, with unrealized gains and losses, if any, reported as a component of other comprehensive income (loss) within the consolidated statements of operations and comprehensive loss and as a separate component of stockholders' equity (deficit). The Company invests its excess cash balances primarily in government debt securities and money market funds with strong credit ratings and maturities of less than one
year. There have been
no
realized gains and losses for the years ended
December 31, 2018,
2017
and
2016.

At each balance sheet date, the Company assesses available-for-sale securities in an unrealized loss position to determine whether the unrealized loss is other-than-temporary. The Company considers factors including: the significance of the decline in value compared to the cost basis, underlying factors contributing to a decline in the prices of securities in a single asset class, the length of time the market value of the security has been less than its cost basis, the security's relative performance versus its peers, sector or asset class, expected market volatility and the market and economy in general. When the Company determines that a decline in the fair value below its cost basis is other-than-temporary, the Company recognizes an impairment loss in the year in which the other-than-temporary decline occurred. There have been no
other-than-temporary declines in value of short-term investments for the years ended
December 31, 2018,
2017
and
2016,
as it is more likely than
not
the Company will hold the securities until maturity or a recovery of the cost basis.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk and Off-Balance Sheet Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash, cash equivalents and short-term investments. The Company's cash and cash equivalents are held in accounts with financial institutions that management believes are creditworthy. The Company's investment policy includes guidelines on the quality of the institutions and financial instruments and defines allowable investments that the Company believes minimizes the exposure to concentration of credit risk. These amounts at times may
exceed federally insured limits. The Company has
not
experienced any credit losses in such accounts and does
not
believe it is exposed to any significant credit risk on these funds. The Company has no
financial instruments with off-balance sheet risk of loss.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. Maintenance and repairs that do not
improve or extend the lives of the respective assets are expensed to operations as incurred. When capitalizing assets for research and development purposes the Company evaluates whether an alternative future use of the asset exists; if not,
such assets are expensed as research and development. Upon disposal, the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Depreciation is recorded using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Asset	Estimated Useful Life (in years)
Computer equipment and software	3
Furniture, fixtures and other	5
Laboratory equipment	7

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs

Research and development costs are charged to expense as incurred in performing research and development activities. The costs include employee compensation costs, facilities and overhead, clinical study and related clinical manufacturing costs, regulatory and other related costs. Nonrefundable advanced payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are delivered or the services are performed.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation Expense

The Company accounts for its stock-based compensation awards to employees and directors in accordance with FASB ASC Topic
718,
Compensation-Stock Compensation
(“ASC
718”
). ASC
718
requires all stock-based payments to employees, including grants of employee stock options and restricted stock, to be recognized in the consolidated statements of operations and comprehensive loss based on their grant date fair values. Compensation expense related to awards to employees is recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting term. Share-based payments issued to non-employees are recorded at their fair values and are periodically revalued as the equity instruments vest and are recognized as expense over the related service period in accordance with the provisions of ASC
718
and FASB ASC Topic
505,
Equity
and are expensed using an accelerated attribution model.

The Company estimates the fair value of its stock options using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including (a) the expected stock price volatility, (b) the expected term of the award, (c) the risk-free interest rate, (d) expected dividends and (e) the estimated fair value of its Common Stock on the measurement date. Due to the lack of company specific historical and implied volatility data of its Common Stock, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. When selecting these public companies on which it has based its expected stock price volatility, the Company selected companies with comparable characteristics to it, including enterprise value, risk profiles, position within the industry and with historical share price information sufficient to meet the expected term of the stock based awards. The Company computes historical volatility data using the daily closing prices for the selected companies' shares during the equivalent period of the calculated expected term of the stock-based awards. During
2018
the Company began to estimate volatility by using a blend of our stock price history, for the length of time we have market data for our stock and the historical volatility of similar public companies for the expected term of each grant. The Company accounts for forfeitures as they occur. Due to the lack of Company specific historical option activity, the Company has estimated the expected term of its employee stock options using the “simplified” method, whereby, the expected term equals the arithmetic average of the vesting term and the original contractual term of the option. The expected term for non-employee awards is the remaining contractual term of the option. The risk-free interest rates are based on the U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The Company has never paid and does not
expect to pay dividends in the foreseeable future. Refer to Note
2,
“
Use of Estimates
,” for a discussion of the Company's estimated fair value of its Common Stock.

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are recorded in accordance with FASB ASC Topic
740,
“Income Taxes” (“ASC
740”
), which provides for deferred taxes using an asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax reporting basis of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are provided if based upon the weight of available evidence, it is more likely than not
that some or all of the deferred tax assets will
not
be realized. The Company has evaluated available evidence and concluded that the Company may
not
realize the benefit of its deferred tax assets; therefore, a valuation allowance has been established for the full amount of the deferred tax assets.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC
740.
When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not
be realized. The determination as to whether the tax benefit will more likely than not
be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of
December 31, 2018
and
2017,
the Company did
not
have any significant uncertain tax positions. The Company's practice is to recognize interest and/or penalties related to income tax matters in income tax expense. See Note
10
for further details.

Earnings Per Share, Policy [Policy Text Block]
Net Income (Loss) per Share Attributable to Common Stockholders

Basic net income (loss) per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net income per share is calculated by dividing the net income attributable to common stockholders by the weighted-average number of common equivalent shares outstanding for the period, including any dilutive effect from outstanding stock options and warrants using the treasury stock method.

The Company follows the
two
-class method when computing net income (loss) per share in periods when issued shares that meet the definition of participating securities are outstanding. The two
-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two
-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders when participating securities are outstanding, losses are not
allocated to the participating securities. For purposes of calculating diluted net income per share attributable to common stockholders, preferred stock, stock options, warrants and convertible debt are considered common stock equivalents.

Net Income (Loss) per Share Attributable to Common Stockholders

Basic net income (loss) per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net income per share is calculated by dividing the net income attributable to common stockholders by the weighted-average number of common equivalent shares outstanding for the period, including any dilutive effect from outstanding stock options and warrants using the treasury stock method.

The Company follows the
two
-class method when computing net income (loss) per share in periods when issued shares that meet the definition of participating securities are outstanding. The two
-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two
-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders when participating securities are outstanding, losses are not
allocated to the participating securities. For purposes of calculating diluted net income per share attributable to common shareholders, preferred stock, stock options, warrants and convertible debt are considered common stock equivalents.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Loss

Comprehensive loss consists of net income or loss and changes in equity during a period from transactions and other events and circumstances generated from non-owner sources. The Company's net loss equals comprehensive loss, net of any changes in the unrealized gains and losses of the Company's short-term investments, held as available-for-sale, and foreign currency translation for all periods presented.

Subsequent Events, Policy [Policy Text Block]
Subsequent Events

The Company considers events or transactions that occur after the balance sheet date but prior to the date the consolidated financial statements are available to be issued for potential recognition or disclosure in the financial statements. The Company has completed an evaluation of all subsequent events after the consolidated balance sheet date of
December 31, 2018
to ensure that this filing includes appropriate disclosure of events both recognized in the consolidated financial statements as of
December 31, 2018
and events which occurred subsequently but were
not
recognized in the consolidated financial statements.